PROPERTY AND EQUIPMENT, NET (Details Narrative) - HKD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 2,395	$ 703	$ 60,910